DEFERRED REVENUES (Details)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
DEFERRED REVENUES
Total deferred revenues		¥ 23,506,467	¥ 10,578,709
Representing:
Current deferred revenues	$ 3,507,458	21,742,735	8,383,327
Non-current deferred revenues	$ 284,519	1,763,732	2,195,382
Testing services
DEFERRED REVENUES
Total deferred revenues		19,223,983	4,704,072
Test preparation and training solutions
DEFERRED REVENUES
Total deferred revenues		578,640	1,210,307
Test-based education services
DEFERRED REVENUES
Total deferred revenues		295,135	327,735
Other revenue - licensing fees from authorized test centers
DEFERRED REVENUES
Total deferred revenues		2,425,333	3,036,530
Other revenue - others
DEFERRED REVENUES
Total deferred revenues		¥ 983,376	¥ 1,300,065